Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets
Note 5. Intangible Assets

The Company’s intangible assets consist of intellectual property, principally patents. The patents are being amortized over their remaining lives, which are 10 years and 17 years.

	Cost	Accumulated Amortization	December 31, 2012 Net Carrying Value
	$	$	$

Patents	1,666,346	236,108	1,430,238

	1,666,346	236,108	1,430,238

	Cost	Accumulated Amortization	December 31, 2013 Net Carrying Value
	$	$	$

Patents	1,314,559	312,516	1,002,043

	1,314,559	312,516	1,002,043

During the year ended December 31, 2013 and 2012, the Company recognized $114,879 and $112,056 in amortization expense respectively. During the year ended December 31, 2013 the Company also recognized impairment losses of $350,000. No impairment losses were recognized during the year ended December 31, 2012.

The Company amortizes the long-lived assets on a straight line basis with terms ranging from 13 to 20 years. The annual estimated amortization schedule over the next five years is as follows:

2014	$98,158
2015	$98,158
2016	$98,158
2017	$98,158
2018	$98,158

The Company periodically reviews its long lived assets to ensure that their carrying value does not exceed their fair market value. The Company carried out such a review in accordance with ASC 360 as of December 31, 2013. The result of this review confirmed that the fair value of the patents exceeded their carrying value as of December 31, 2013.